Average headcount and number of branches - Number of offices (Details) - Office	Jun. 30, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Number of offices	10,073	11,236
Spain
Disclosure of geographical areas [line items]
Number of offices	1,997	2,989
Foreign
Disclosure of geographical areas [line items]
Number of offices	8,076	8,247